PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Feb. 27, 2014 $ / shares shares	Dec. 31, 2013 CNY (¥)	Dec. 16, 2008 shares	Dec. 15, 2008 shares	Oct. 08, 2003 $ / shares shares
Current assets:
Cash	¥ 810,672		¥ 513,938		¥ 261,035		¥ 159,368
Time deposits	416,724		449,878
Restricted time deposits			150,000
Prepaid expenses and other current assets	126,088		66,103
Total current assets	1,450,858		1,326,918
Total assets	2,085,012		1,653,891
Current liabilities:
Accrued expenses and other current liabilities	117,867		79,835
Total current liabilities	479,749		305,944
Other non-current liabilities	7,043		9,333
Total liabilities	486,792		315,277
Commitments and contingencies
Shareholders' equity:
Treasury shares (926,113 and 1,574,980 class A ordinary shares as of December 31, 2015 and 2016, respectively, at cost)	(93,761)		(49,355)
Additional paid-in capital	995,216		907,018
Accumulated other comprehensive income	58,204		30,232
Retained earnings	638,173		450,345
Total shareholders' equity	1,598,220		1,338,614		¥ 1,119,086		¥ (407,735)
Total liabilities and shareholders' equity	2,085,012		1,653,891
Ordinary shares
Ordinary shares, par value | $ / shares						$ 0.001				$ 0.001
Authorized | shares						1,000,000,000		90,000,000	9,000,000	90,000,000
Issued | shares								13,580,000	1,358,000
Outstanding | shares								13,580,000	1,358,000
Class A [Member]
Shareholders' equity:
Ordinary shares	¥ 302		¥ 276
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	860,000,000		860,000,000			860,000,000
Issued | shares	48,735,228		44,914,538
Outstanding | shares	47,160,248		43,988,425
Treasury shares | shares	1,574,980		926,113
Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 86		¥ 98
Ordinary shares
Ordinary shares, par value | $ / shares		0.001		0.001
Authorized | shares	40,000,000		40,000,000			40,000,000
Issued | shares	8,895,249		10,574,896
Outstanding | shares	8,895,249		10,574,896
Parent Company [Member]
Current assets:
Cash	¥ 43,770		¥ 6,275
Time deposits	242,795		397,388
Restricted time deposits			150,000
Prepaid expenses and other current assets	1,855		10,843
Total current assets	288,420		564,506
Investments and loans to subsidiaries	1,316,552		786,264
Total assets	1,604,972		1,350,770
Current liabilities:
Accrued expenses and other current liabilities	3,409		6,522
Total current liabilities	3,409		6,522
Other non-current liabilities	3,343		5,634
Total liabilities	6,752		12,156
Commitments and contingencies
Shareholders' equity:
Treasury shares (926,113 and 1,574,980 class A ordinary shares as of December 31, 2015 and 2016, respectively, at cost)	(93,761)		(49,355)
Additional paid-in capital	995,216		907,018
Accumulated other comprehensive income	58,204		30,232
Retained earnings	638,173		450,345
Total shareholders' equity	1,598,220		1,338,614
Total liabilities and shareholders' equity	1,604,972		1,350,770
Parent Company [Member] | Class A [Member]
Shareholders' equity:
Ordinary shares	¥ 302		¥ 276
Ordinary shares
Ordinary shares, par value | $ / shares		0.001		0.001
Authorized | shares	860,000,000		860,000,000
Issued | shares	48,735,228		44,914,538
Outstanding | shares	47,160,248		43,988,425
Treasury shares | shares	1,574,980		926,113
Parent Company [Member] | Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 86		¥ 98
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	40,000,000		40,000,000
Issued | shares	8,895,249		10,574,896
Outstanding | shares	8,895,249		10,574,896